Right-of-use assets	12 Months Ended
Nov. 30, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets
11.	Right-of-use assets

2020

Balance as at November 30, 2019	$-

Impact of initial adoption of IFRS 16 (Note 1(a))	2,954

Amortization	(441)

Effect of change in exchange rates	105

Balance as at November 30, 2020	$2,618